STOCKHOLDERS' EQUITY (Details Narrative 2) - USD ($)				12 Months Ended
	Dec. 31, 2015	Sep. 28, 2015	Sep. 25, 2015	Dec. 31, 2015	Mar. 31, 2016	Feb. 09, 2015	Jan. 30, 2015	Dec. 31, 2014	Dec. 24, 2014
Common Stock, shares issued	14,731,666			14,731,666	15,225,309	10,000	3,290,000	11,006,666	1,006,666
Common Stock, value	$ 14,732			$ 14,732	$ 15,225	$ 1,000	$ 329,000	$ 11,007	$ 20,133
Warrant Outstanding	$ 98,809			$ 98,809	$ 98,809
Warrants Vested				3,697,500
Investor [Member]
Common Stock, shares issued		250,000
Common Stock, value		$ 100,000
Equity Instruments To Be Issued
Excerise Price	$ 0.50			$ 0.50
Warrant Outstanding	$ 3,300,000			$ 3,300,000
Warrant Expiry Date	Dec. 31, 2016
Entity [Member]
Common Stock, shares issued			1,000,000
Excerise Price			$ 0.25
Warrant Expiry Date			Sep. 25, 2022
Individual [Member]
Common Stock, shares issued		650,000	2,000,000
Excerise Price		$ 0.25	$ 0.25
Warrant Expiry Date		Sep. 28, 2018	Sep. 25, 2022
Warrants Vested		350,000
Individual [Member]
Common Stock, shares issued		47,500
Excerise Price		$ 0.40
Warrant Expiry Date		Sep. 28, 2018
Warrants Vested		47,500